Schedule of Investments (unaudited)
July 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 95.3%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	5,081,986	$408,490,035
Total Investment Companies (Cost: $396,566,072)		408,490,035
Short-Term Securities
Money Market Funds — 48.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(a)(c)(d)	196,054,137	196,132,559
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	12,140,000	12,140,000
Total Short-Term Securities — 48.6% (Cost: $208,263,316)		208,272,559
Total Investments in Securities — 143.9% (Cost: $604,829,388)		616,762,594
Liabilities in Excess of Other Assets — (43.9)%		(188,305,823)
Net Assets — 100.0%		$428,456,771

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$148,698,413	$47,488,046 (a)	$—	$(34,955)	$(18,945)	$196,132,559	196,054,137	$1,378,203 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,590,000	550,000 (a)	—	—	—	12,140,000	12,140,000	413,626	—
iShares iBoxx $ High Yield Corporate Bond ETF	316,659,558	148,226,799	(60,825,515)	2,168,891	2,260,302	408,490,035	5,081,986	16,636,332	—
				$2,133,936	$2,241,357	$616,762,594		$18,428,161	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.33%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/15/25	USD	16,400	$84,056	$(4,906)	$88,962
3.74%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	09/26/25	USD	8,000	9,328	2	9,326
4.18%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	10/25/25	USD	5,000	3,465	1	3,464

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.17%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	12/09/25	USD	2,000	$1,736	$1	$1,735
4.16%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	12/16/25	USD	5,000	4,586	3	4,583
3.77%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/13/26	USD	2,000	5,289	2	5,287
4.14%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	01/28/26	USD	7,000	6,950	4	6,946
3.83%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/07/26	USD	1,000	2,548	1	2,547
4.23%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	02/19/26	USD	7,000	3,086	6	3,080
4.10%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/18/26	USD	6,000	3,970	16	3,954
4.19%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/16/26	USD	2,000	(699)	5	(704)
0.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/17/26	USD	1,250	35,047	(4,114)	39,161
3.91%	At Termination	1-day SOFR, 4.39%	At Termination	N/A	06/27/26	USD	13,000	25,449	16	25,433
4.20%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/27/26	USD	4,000	(2,583)	10	(2,593)
4.29%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/09/26	USD	2,500	(5,504)	7	(5,511)
4.41%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/31/26	USD	1,500	(5,711)	4	(5,715)
0.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/29/26	USD	2,900	102,732	6	102,726
1.13%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/18/26	USD	7,600	269,878	18	269,860
1.32%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/23/26	USD	500	16,702	(1,638)	18,340
3.83%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/05/27	USD	1,500	1,566	6	1,560
1.32%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/27	USD	3,776	135,776	11	135,765
3.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/27	USD	1,000	(208)	4	(212)
3.98%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/23/27	USD	1,000	(1,426)	5	(1,431)
3.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/05/27	USD	3,000	4,784	12	4,772
1.60%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/09/27	USD	1,916	63,820	6	63,814
4.01%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/09/27	USD	1,000	(2,131)	4	(2,135)
4.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/14/27	USD	3,000	(9,065)	13	(9,078)
1.70%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/28/27	USD	1,172	38,221	4	38,217
4.22%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/06/27	USD	1,000	(5,812)	2	(5,814)
3.84%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/17/27	USD	1,100	(1,303)	4	(1,307)
4.46%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/23/27	USD	2,000	(23,915)	6	(23,921)
4.25%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/20/27	USD	2,000	(18,270)	6	(18,276)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.27%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/27/27	USD	3,000	$(28,727)	$9	$(28,736)
4.39%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/03/27	USD	6,000	(72,082)	18	(72,100)
4.19%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/09/27	USD	3,000	(25,322)	9	(25,331)
2.64%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/15/27	USD	300	6,270	2	6,268
3.59%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/08/27	USD	5,000	10,229	18	10,211
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/25/27	USD	2,000	(4,284)	7	(4,291)
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/31/27	USD	2,000	(5,359)	7	(5,366)
3.86%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/01/27	USD	2,000	(8,062)	7	(8,069)
3.89%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/07/27	USD	5,000	(23,313)	18	(23,331)
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/22/27	USD	6,000	(46,524)	22	(46,546)
3.92%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/02/27	USD	4,645	(26,535)	17	(26,552)
3.93%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/16/27	USD	4,000	(24,517)	15	(24,532)
4.00%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/19/27	USD	6,000	(46,238)	23	(46,261)
4.05%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/02/28	USD	5,000	(45,839)	20	(45,859)
4.01%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/10/28	USD	5,000	(44,185)	20	(44,205)
3.99%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/25/28	USD	1,600	(13,879)	6	(13,885)
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/19/28	USD	3,000	(10,979)	22	(11,001)
1.42%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/07/28	USD	9,450	530,071	(88,326)	618,397
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/16/28	USD	1,500	(6,741)	11	(6,752)
1.23%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/08/28	USD	5,780	370,157	(52,538)	422,695
3.46%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/27/28	USD	1,500	5,888	11	5,877
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/27/28	USD	2,000	(9,448)	12	(9,460)
3.55%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/17/28	USD	6,000	7,598	47	7,551
3.95%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/09/28	USD	1,000	(9,989)	7	(9,996)
4.05%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/31/28	USD	1,500	(19,902)	9	(19,911)
1.12%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/03/28	USD	1,960	141,567	(21,959)	163,526
4.39%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/27/28	USD	1,500	(35,712)	10	(35,722)
1.14%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/12/28	USD	2,500	183,833	15	183,818
1.21%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/22/28	USD	2,100	151,252	13	151,239

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.32%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/05/29	USD	4,300	$312,323	$30	$312,293
3.70%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/29	USD	1,000	(3,609)	7	(3,616)
3.66%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/18/29	USD	1,500	(3,608)	11	(3,619)
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/23/29	USD	1,000	(7,345)	7	(7,352)
1.45%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/27/29	USD	4,450	310,746	31	310,715
3.55%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/05/29	USD	2,000	1,955	14	1,941
3.86%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/14/29	USD	3,000	(27,775)	21	(27,796)
4.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/26/29	USD	2,000	(32,096)	15	(32,111)
1.73%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/28/29	USD	355	21,905	3	21,902
3.89%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/07/29	USD	2,000	(20,699)	14	(20,713)
1.70%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/11/29	USD	842	53,406	6	53,400
4.11%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/20/29	USD	2,000	(35,642)	15	(35,657)
4.00%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/27/29	USD	2,000	(28,872)	15	(28,887)
4.09%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/03/29	USD	2,000	(35,028)	15	(35,043)
4.14%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/09/29	USD	2,000	(38,154)	(35)	(38,119)
4.23%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/13/29	USD	2,000	(46,126)	15	(46,141)
4.10%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/06/29	USD	1,000	(18,866)	7	(18,873)
4.17%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/13/29	USD	1,500	(31,821)	11	(31,832)
3.99%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/26/29	USD	2,000	(30,064)	15	(30,079)
4.16%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/03/29	USD	5,000	(107,161)	39	(107,200)
4.05%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/08/29	USD	3,000	(52,298)	23	(52,321)
3.95%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/09/29	USD	1,000	(13,763)	8	(13,771)
2.56%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/15/29	USD	300	11,339	3	11,336
3.10%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/12/29	USD	800	14,451	6	14,445
3.44%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/22/29	USD	500	2,561	4	2,557
3.49%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/08/29	USD	2,700	9,576	23	9,553
3.57%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/21/29	USD	4,000	1,059	33	1,026
3.74%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/31/29	USD	4,000	(24,982)	34	(25,016)
3.79%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/01/29	USD	3,500	(28,657)	30	(28,687)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/07/29	USD	3,000	$(26,216)	$25	$(26,241)
3.93%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/22/29	USD	3,000	(42,051)	26	(42,077)
3.37%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/02/29	USD	450	3,783	4	3,779
3.74%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/09/29	USD	1,200	(7,877)	11	(7,888)
3.85%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/16/29	USD	2,000	(21,783)	17	(21,800)
3.93%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/19/29	USD	6,000	(84,653)	52	(84,705)
4.09%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/30/29	USD	5,000	(103,226)	44	(103,270)
4.03%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/02/30	USD	1,000	(18,308)	9	(18,317)
3.29%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/30	USD	1,500	17,790	13	17,777
3.16%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/03/30	USD	1,200	20,944	11	20,933
3.98%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/25/30	USD	1,500	(25,106)	14	(25,120)
0.77%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/01/30	USD	10,500	1,263,033	112,553	1,150,480
3.67%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/11/30	USD	2,500	(9,149)	23	(9,172)
3.55%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/14/30	USD	3,000	4,135	28	4,107
3.81%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/16/30	USD	700	(6,772)	7	(6,779)
3.45%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/24/30	USD	1,000	5,994	9	5,985
3.54%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/01/30	USD	700	1,390	7	1,383
3.59%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/27/30	USD	1,300	(159)	13	(172)
3.58%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/17/30	USD	4,200	1,671	40	1,631
3.84%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/09/30	USD	2,200	(24,859)	22	(24,881)
4.02%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/18/30	USD	500	(9,869)	(586)	(9,283)
3.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/31/30	USD	1,500	(22,336)	16	(22,352)
3.52%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/05/31	USD	1,000	4,270	11	4,259
3.65%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/31	USD	1,000	(1,895)	11	(1,906)
3.64%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/18/31	USD	1,000	(1,494)	11	(1,505)
3.77%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/23/31	USD	500	(3,983)	5	(3,988)
3.75%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/09/31	USD	1,000	(6,628)	11	(6,639)
3.82%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/14/31	USD	1,000	(10,088)	11	(10,099)
3.88%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/06/31	USD	1,000	(13,291)	11	(13,302)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/07/31	USD	1,200	$(11,166)	$14	$(11,180)
4.04%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/11/31	USD	1,700	(36,367)	19	(36,386)
1.59%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/04/31	USD	2,814	301,694	(79,789)	381,483
4.00%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/06/31	USD	1,500	(29,702)	18	(29,720)
3.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/20/31	USD	1,000	(12,772)	12	(12,784)
3.89%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/26/31	USD	1,000	(13,675)	12	(13,687)
3.88%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/09/31	USD	1,500	(19,889)	18	(19,907)
3.77%	Annual	1-day SOFR, 4.39%	Annual	N/A	07/15/31	USD	1,000	(7,660)	12	(7,672)
3.21%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/26/31	USD	1,500	35,798	18	35,780
3.47%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/08/31	USD	2,000	18,691	25	18,666
1.36%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/20/31	USD	830	105,575	9	105,566
3.58%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/21/31	USD	1,200	4,485	15	4,470
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/25/31	USD	1,500	(6,393)	18	(6,411)
3.77%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/01/31	USD	1,700	(11,948)	21	(11,969)
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/07/31	USD	1,000	(7,146)	13	(7,159)
3.83%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/12/31	USD	3,000	(30,583)	37	(30,620)
1.28%	Annual	1-day SOFR, 4.39%	Annual	N/A	11/30/31	USD	1,100	146,638	12	146,626
3.91%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/19/31	USD	3,000	(43,612)	38	(43,650)
4.08%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/30/31	USD	2,000	(48,957)	25	(48,982)
4.03%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/02/32	USD	1,400	(29,962)	18	(29,980)
4.08%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/07/32	USD	1,000	(24,058)	13	(24,071)
1.52%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/32	USD	328	40,014	4	40,010
1.61%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/12/32	USD	2,033	237,836	24	237,812
3.99%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/25/32	USD	1,100	(21,176)	14	(21,190)
1.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/28/32	USD	100	10,959	1	10,958
3.80%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/19/32	USD	3,000	(23,371)	39	(23,410)
3.63%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/14/32	USD	2,500	5,492	33	5,459
3.72%	Annual	1-day SOFR, 4.39%	Annual	N/A	04/16/32	USD	2,000	(5,891)	26	(5,917)
3.90%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/17/32	USD	1,800	(24,016)	24	(24,040)

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.58%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/27/32	USD	2,000	$11,812	$27	$11,785
2.76%	Annual	1-day SOFR, 4.39%	Annual	N/A	08/23/32	USD	150	8,637	2	8,635
3.37%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/27/32	USD	300	6,553	4	6,549
3.45%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/05/33	USD	300	5,032	4	5,028
3.34%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/08/33	USD	500	12,340	6	12,334
4.25%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/27/33	USD	500	(17,607)	7	(17,614)
4.28%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/03/33	USD	300	(11,216)	4	(11,220)
3.89%	Annual	1-day SOFR, 4.39%	Annual	N/A	02/28/34	USD	600	(5,609)	9	(5,618)
3.89%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/27/34	USD	500	(4,430)	8	(4,438)
4.04%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/23/34	USD	400	(7,974)	7	(7,981)
4.05%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/11/34	USD	500	(10,139)	8	(10,147)
3.84%	Annual	1-day SOFR, 4.39%	Annual	N/A	06/26/34	USD	500	(2,103)	8	(2,111)
3.50%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/08/34	USD	500	11,495	8	11,487
3.78%	Annual	1-day SOFR, 4.39%	Annual	N/A	10/31/34	USD	500	829	8	821
3.70%	Annual	1-day SOFR, 4.39%	Annual	N/A	12/09/34	USD	400	3,318	7	3,311
4.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/02/35	USD	500	(9,793)	9	(9,802)
4.19%	Annual	1-day SOFR, 4.39%	Annual	N/A	01/10/35	USD	1,000	(30,134)	16	(30,150)
4.01%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/16/35	USD	400	(6,162)	6	(6,168)
0.86%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/30/45	USD	80	35,400	(873)	36,273
4.21%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/16/45	USD	100	(1,447)	3	(1,450)
0.87%	Annual	1-day SOFR, 4.39%	Annual	N/A	03/30/50	USD	10	5,046	(438)	5,484
4.18%	Annual	1-day SOFR, 4.39%	Annual	N/A	05/16/50	USD	100	(1,245)	4	(1,249)
1.06%	Annual	1-day SOFR, 4.39%	Annual	N/A	09/18/50	USD	15	7,203	(653)	7,856
								$3,176,256	$(141,138)	$3,317,394
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Interest Rate Hedged High Yield Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$408,490,035	$—	$—	$408,490,035
Short-Term Securities
Money Market Funds	208,272,559	—	—	208,272,559
	$616,762,594	$—	$—	$616,762,594
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$5,445,009	$—	$5,445,009
Liabilities
Interest Rate Contracts	—	(2,127,615)	—	(2,127,615)
	$—	$3,317,394	$—	$3,317,394

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate